Leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases [Line Items]
Operating lease costs	$ 73	$ 73	$ 146	$ 146	$ 292	$ 292
Operating lease term	2026 years		2026 years